Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2018	2019
	RMB	RMB	US$
Electronic equipment	114,332	168,843	24,252
Leasehold improvements	65,084	65,028	9,341
Office equipment and fixtures	27,378	28,374	4,076
Motor vehicles	4,065	4,579	658
Construction in progress	24	2,018	290
Less: Accumulated depreciation	146,964	165,445	23,765

Property and equipment, net	63,919	103,397	14,852

Depreciation expense of property and equipment for the years ended December 31, 2017, 2018 and 2019 were RMB45,156, RMB40,244 and RMB37,382 (US$5,370), respectively.